ALLIANCE GROWTH
--------------------------------------------------------------------------------
                                 INVESTORS FUND
--------------------------------------------------------------------------------
                                       and
--------------------------------------------------------------------------------
                                    ALLIANCE
--------------------------------------------------------------------------------
                                  CONSERVATIVE
--------------------------------------------------------------------------------
                                 INVESTORS FUND
--------------------------------------------------------------------------------

                                                                Semi-Annual
                                                                Report
                                                                October 31, 1998

                                                      Alliance Capital [LOGO](R)

                                                   Alliance Growth Investors and
LETTER TO SHAREHOLDERS                              Conservative Investors Funds
================================================================================

December 24, 1998

Dear Shareholder:

This semi-annual shareholder report reviews investment results and market activity for Alliance Growth Investors and Conservative Investors funds for the periods ended October 31, 1998.

ECONOMIC AND MARKET ENVIRONMENT

The world economy continues to be marked by extreme variations in local conditions. Japan has continued to slide into its worst recession since World War II, whereas the United States has continued a robust expansion in spite of falling exports and rising imports. Smaller Asian economies have arrested the speed of their decline, but they remain mired in steep recessions. European conditions remain uneven, with booming economies in Spain and Ireland and lackluster growth in the major economies. Germany, in particular, has been hit hard by falling exports.

Financial markets have been extraordinarily volatile with world stock markets plunging during the summer and subsequently recording a spectacular recovery. In many cases, the stock market declines were as great as those experienced in the 1987 crash. Bond markets were no less volatile with corporate bond yields rising even as the yield on government securities fell. At one point the so-called "spread" (the difference between government and corporate bond yields) was wider than it was before the recession of the early 1990s.

The reaction of the Federal Reserve, faced with the consequences of Russia's default, Brazil's difficulties and the US and overseas financial markets' strains after the collapse of the hedge fund Long Term Capital Management, was to cut interest rates three times. This proved to be successful in restoring confidence in the US stock market while a large package for Brazil helped to boost international confidence.

There is a strong temptation to dismiss these events as a summer storm, but this would probably be a mistake. The moves by the Fed and other authorities have been effective so far, but only at the expense of continuing credit inflation in the United States and increasing international imbalances. Much work remains to be done in restructuring the Japanese economy and encouraging consumer demand to grow in Europe. We are hopeful that the time bought by the authorities will be used wisely.

World economic growth will likely slow further next year despite continuing robust consumption in the United States. With the savings ratio now negative (consumers in aggregate spending more than they earn), however, this is not sustainable in the longer term. Commodity prices continue to fall, benefiting consumers in the rich world, but putting more pressure on heavily indebted primary producers. The overall result is a harder environment for international companies over the next few years than we have seen.

INVESTMENT RESULTS

Over the six- and 12-month periods ended October 31, 1998, Alliance Growth Investors Fund Class A shares gained 0.53% and 13.72% at net asset value ("NAV"), respectively. Alliance Conservative Investors Fund Class A shares returned 2.71% at NAV for the six-month period, and 10.56% for the 12-month period also ending October 31, 1998.

Both Funds lagged their composite benchmarks for both the six- and 12-month periods. The accounts underperformed the benchmarks due to the corporate bonds that we held, which provided a smaller positive return than the government bonds represented in the Lehman Brother's Index.

GROWTH INVESTORS FUND

Investment returns for the Alliance Growth Investors Fund for the six- and 12-month periods ending October 31, 1998 are outlined in the following table. For comparison purposes, we also included performance for the broad U.S. stock market, as represented by the Standard & Poor's 500 Stock Index (the "S&P 500"), and for the Fund's benchmark--a 70%/30% composite of the S&P 500 and the Lehman Brothers ("LB") Aggregate Bond Index, respectively.

                                                   Alliance Growth Investors and
                                                    Conservative Investors Funds
================================================================================

INVESTMENT RESULTS*

Periods Ended October 31, 1998

                            Total Returns

                       6 Months      12 Months
                    -------------  -------------
Alliance Growth
  Investors Fund
  Class A                0.53%         13.72%
  Class B                0.20%         12.91%
  Class C                0.13%         12.82%

S&P 500                 -0.40%         22.01%

70/30 Composite:
  S&P 500 /
  LB Aggregate Bond
  Index                  1.39%         18.21%

* The Fund's investment results are total returns for the periods and are based on the net asset value of each class of shares as of October 31, 1998. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

      The S&P 500 is an unmanaged index of 500 U.S. companies. The 70%/30% Composite is a blend of both the S&P 500 and the Lehman Brothers Government/Corporate Bond Index with a 70% and 30% weighting, respectively. An investor cannot invest directly in an index.

CONSERVATIVE INVESTORS FUND

Investment returns for the Alliance Conservative Investors Fund for the six- and 12-month periods ending October 31, 1998 are outlined in the following table. For comparison purposes, we also included performance for the broad U.S. bond market, as represented by the Lehman Brothers ("LB") Aggregate Bond Index, and for the Fund's benchmark--a 70%/30% composite of the LB Aggregate Bond Index and the Standard & Poor's 500 Stock Index (the "S&P 500"), respectively.

INVESTMENT RESULTS*

Periods Ended October 31, 1998

                            Total Returns

                       6 Months      12 Months
                    -------------  -------------
Alliance Conservative
Investors Fund
  Class A                2.71%         10.56%
  Class B                2.33%          9.79%
  Class C                2.42%          9.79%

LB Aggregate Bond
  Index                  5.55%          9.34%

70/30 Composite:
  LB Aggregate Bond
  Index/S&P 500          3.77%         13.14%

* The Fund's investment results are total returns for the periods and are based on the net asset value of each class of shares as of October 31, 1998. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

      The LB Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Corporate Bond Index. The 70%/30% Composite is a blend of both the LB Government/Corporate Bond Index and the S&P 500 with a 70% and 30% weighting, respectively. An investor cannot invest directly in an index.

We appreciate your investment in Alliance's asset allocation Funds and look forward to reporting their progress to you in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Nicholas D. Carn

Nicholas D. Carn
Vice President

INVESTMENT OBJECTIVE AND POLICIES                 Alliance Growth Investors Fund
================================================================================

Alliance Growth Investors Fund seeks to provide highest total return with reasonable risk through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in equity securities.

INVESTMENT RESULTS
================================================================================

NAV and SEC Average Annual Total Returns as of October 31, 1998

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   13.72%           8.88%
Five Years                 11.78%          10.82%
Since Inception*           12.76%          12.02%

--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   12.91%           8.91%
Five Years                 11.02%          11.02%
Since Inception*           11.97%          11.97%

--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   12.82%          11.82%
Five Years                 11.02%          11.02%
Since Inception*           11.07%          11.07%

SEC Average Annual Total Returns
as of the most recent quarter-end (September 30, 1998)

                  Class A     Class B    Class C
                 --------   ---------   ---------
1 Year            -1.73%      -1.74%      0.96%
5 Years            9.13%       9.34%      9.33%
Since Inception*  10.88%      10.84%      9.69%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

*     Inception: 5/4/92 Classes A & B; 8/2/93 Class C..

--------------------------------------------------------------------------------
      Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES           Alliance Conservative Investors Fund
================================================================================

Alliance Conservative Investors Fund seeks to provide high total return without undue risk to principal through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in fixed income securities.

INVESTMENT RESULTS
================================================================================

NAV and SEC Average Annual Total Returns as of October 31, 1998

--------------------------------------------------------------------------------
                                 CLASS A SHARES
--------------------------------------------------------------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                   10.56%           5.88%
Five Years                  7.88%           6.94%
Since Inception*            8.86%           8.14%

--------------------------------------------------------------------------------
                                 CLASS B SHARES
--------------------------------------------------------------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                    9.79%           5.81%
Five Years                  7.12%           7.12%
Since Inception*            8.09%           8.09%

--------------------------------------------------------------------------------
                                 CLASS C SHARES
--------------------------------------------------------------------------------

                           Without          With
                        Sales Charge    Sales Charge
                        ----------------------------
One Year                    9.79%           8.80%
Five Years                  7.14%           7.14%
Since Inception*            7.32%           7.32%

SEC Average Annual Total Returns
as of the most recent quarter-end (September 30, 1998)

                  Class A     Class B    Class C
                 --------   ---------   ---------
1 Year             3.03%       2.99%      5.90%
5 Years            6.45%       6.65%      6.67%
Since Inception*   7.83%       7.80%      6.94%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
*     Inception: 5/4/92 Classes A & B; 8/2/93 Class C.

TEN LARGEST HOLDINGS
October 31, 1998 (unaudited)                      Alliance Growth Investors Fund
================================================================================

--------------------------------------------------------------------------------------------------------
COMPANY                                                        VALUE               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                         $11,453,885                    10.2%
--------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                      3,316,875                     2.9
--------------------------------------------------------------------------------------------------------
Nokia AB OY Corp. Series A                                    3,276,300                     2.9
--------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                              3,045,000                     2.7
--------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                         2,906,250                     2.6
--------------------------------------------------------------------------------------------------------
Tele-Communications, Inc. - Liberty Media Group Cl.A          2,664,375                     2.4
--------------------------------------------------------------------------------------------------------
Microsoft Corp.                                               2,646,875                     2.3
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                                           2,630,283                     2.3
--------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                      2,556,250                     2.3
--------------------------------------------------------------------------------------------------------
Dayton Hudson Corp.                                           2,542,500                     2.2
--------------------------------------------------------------------------------------------------------
                                                            $37,038,593                    32.8%
--------------------------------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Six Months Ended October 31, 1998 (unaudited)
================================================================================

--------------------------------------------------------------------------------------------------------
                                                                     SHARES* OR PRINCIPAL
--------------------------------------------------------------------------------------------------------
PURCHASES                                                      BOUGHT              HOLDINGS 10/31/98
--------------------------------------------------------------------------------------------------------
Astra AB Series A                                                50,000                  50,000
--------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                          20,000                  20,000
--------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                              20,000                  20,000
--------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                  25,000                  25,000
--------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                     12,000                  12,000
--------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                            20,000                  20,000
--------------------------------------------------------------------------------------------------------
Tyco International, Ltd.                                         26,000                  40,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.00%, 8/15/00                           $1,140,000              $2,990,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 5/31/02                           $1,255,000              $3,080,000
--------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                            20,000                  20,000
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
SALES                                                           SOLD                HOLDINGS 10/31/98
--------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                              20,000                      -0-
--------------------------------------------------------------------------------------------------------
Bank One Corp.                                                   20,000                      -0-
--------------------------------------------------------------------------------------------------------
Government National Mortgage Association, 7.50%, 6/15/27     $1,707,000                      -0-
--------------------------------------------------------------------------------------------------------
ING Groep NV                                                     20,000                      -0-
--------------------------------------------------------------------------------------------------------
MCI  WorldCom, Inc.                                              20,000                  40,000
--------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                25,000                      -0-
--------------------------------------------------------------------------------------------------------
Travelers Group, Inc.                                            22,500                      -0-
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.375%, 5/15/99                          $1,015,000                      -0-
--------------------------------------------------------------------------------------------------------
United Technologies Corp.                                        12,000                      -0-
--------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                  20,000                      -0-
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*    Adjusted for a Stock Split.

INDUSTRY DIVERSIFICATION
October 31, 1998 (unaudited)                      Alliance Growth Investors Fund
================================================================================

--------------------------------------------------------------------------------------------------------
                                                           U.S. $ VALUE            PERCENT OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Consumer Manufacturing                                     $    360,268                     0.3
--------------------------------------------------------------------------------------------------------
Consumer Services                                            16,185,150                    14.3
--------------------------------------------------------------------------------------------------------
Consumer Staples                                             11,143,197                     9.9
--------------------------------------------------------------------------------------------------------
Energy                                                        3,791,985                     3.3
--------------------------------------------------------------------------------------------------------
Finance                                                      14,421,693                    12.8
--------------------------------------------------------------------------------------------------------
Healthcare                                                   12,605,232                    11.2
--------------------------------------------------------------------------------------------------------
Multi Industry                                                3,116,702                     2.8
--------------------------------------------------------------------------------------------------------
Technology                                                   13,315,050                    11.8
--------------------------------------------------------------------------------------------------------
Utilities                                                     4,167,377                     3.7
--------------------------------------------------------------------------------------------------------
U.S. Government & Agencies                                   19,181,424                    17.0
--------------------------------------------------------------------------------------------------------
Corporate Debt Obligations                                    1,524,556                     1.3
--------------------------------------------------------------------------------------------------------
Yankee Bonds                                                    538,345                     0.5
--------------------------------------------------------------------------------------------------------
Total Investments*                                          100,350,979                    88.9
--------------------------------------------------------------------------------------------------------
Cash and receivables, net of liabilities                     12,481,223                    11.1
--------------------------------------------------------------------------------------------------------
Net Assets                                                 $112,832,202                   100.0%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     Excludes short-term obligations.

TEN LARGEST HOLDINGS
October 31, 1998 (unaudited)                Alliance Conservative Investors Fund
================================================================================

--------------------------------------------------------------------------------------------------------
COMPANY                                                        VALUE               PERCENT OF NET ASSETS
--------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                         $13,262,265                    28.8%
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Association Bonds                   4,441,100                     9.6
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                                           2,597,867                     5.6
--------------------------------------------------------------------------------------------------------
Government National Mortgage Association Bonds                2,020,603                     4.4
--------------------------------------------------------------------------------------------------------
Enterprise Rent A Car USA Finance Co., 6.95%, 3/01/04         1,024,814                     2.2
--------------------------------------------------------------------------------------------------------
St. George Bank, Ltd., 7.15%, 10/15/05                        1,021,550                     2.2
--------------------------------------------------------------------------------------------------------
Long Island Savings Bank, 7.00%, 6/13/02                      1,011,500                     2.2
--------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27                  945,851                     2.1
--------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 1/15/13                              845,089                     1.8
--------------------------------------------------------------------------------------------------------
Nokia AB OY Corp. Series A                                      728,067                     1.6
--------------------------------------------------------------------------------------------------------
                                                            $27,898,706                    60.5%
--------------------------------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Six Months Ended October 31, 1998 (unaudited)
================================================================================

--------------------------------------------------------------------------------------------------------
                                                                      SHARES* OR PRINCIPAL
--------------------------------------------------------------------------------------------------------
PURCHASES                                                      BOUGHT             HOLDINGS 10/31/98
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.50%, 10/01/28         $663,000                $663,000
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 7.00%, 12/01/27         $331,000                $331,000
--------------------------------------------------------------------------------------------------------
Government National Mortgage Association, 6.50%, 3/15/28       $350,000                $350,000
--------------------------------------------------------------------------------------------------------
Government National Mortgage Association, 6.50%, 7/15/28       $298,000                $298,000
--------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                   3,000                   3,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bond, 5.25%, 11/15/28                            $640,000                $640,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 4.25%, 11/15/03                            $550,000                $550,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5.625%, 5/15/08                          $1,915,000              $1,915,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5.75%, 8/15/03                             $550,000                $550,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.875%, 5/15/06                          $1,170,000              $2,925,000
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
SALES                                                            SOLD             HOLDINGS 10/31/98
--------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                               4,000                      -0-
--------------------------------------------------------------------------------------------------------
Comcast Cable Communications, 8.375%, 5/01/07                $1,100,000                      -0-
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.50%, 6/01/11          $301,000              $3,061,000
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 7.00%, 5/01/26        $1,104,000                $322,000
--------------------------------------------------------------------------------------------------------
Government National Mortgage Association, 7.50%, 6/15/27     $1,610,000                      -0-
--------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                 4,000                      -0-
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bond, 6.125%, 11/15/27                           $815,000              $1,745,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 5/31/02                           $1,075,000                $790,000
--------------------------------------------------------------------------------------------------------
United Technologies Corp.                                         4,000                      -0-
--------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                   3,000                      -0-
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     Adjusted for a Stock split.

INDUSTRY DIVERSIFICATION
October 31, 1998 (unaudited)                Alliance Conservative Investors Fund
================================================================================

--------------------------------------------------------------------------------------------------------
                                                            U.S. $ VALUE           PERCENT OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Consumer Manufacturing                                      $    90,067                     0.2
--------------------------------------------------------------------------------------------------------
Consumer Services                                             2,554,254                     5.5
--------------------------------------------------------------------------------------------------------
Consumer Staples                                              1,818,869                     3.9
--------------------------------------------------------------------------------------------------------
Energy                                                          611,885                     1.3
--------------------------------------------------------------------------------------------------------
Finance                                                       2,461,940                     5.4
--------------------------------------------------------------------------------------------------------
Healthcare                                                    2,333,920                     5.1
--------------------------------------------------------------------------------------------------------
Multi Industry                                                  555,229                     1.2
--------------------------------------------------------------------------------------------------------
Technology                                                    2,376,934                     5.2
--------------------------------------------------------------------------------------------------------
Utilities                                                       754,053                     1.6
--------------------------------------------------------------------------------------------------------
U.S. Government & Agencies                                   22,321,835                    48.4
--------------------------------------------------------------------------------------------------------
Corporate Debt Obligations                                    2,881,403                     6.3
--------------------------------------------------------------------------------------------------------
Yankee Bonds                                                  1,967,401                     4.3
--------------------------------------------------------------------------------------------------------
Total Investments*                                           40,727,790                    88.4
--------------------------------------------------------------------------------------------------------
Cash and receivables, net of liabilities                      5,362,975                    11.6
--------------------------------------------------------------------------------------------------------
Net Assets                                                  $46,090,765                   100.0%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     Excludes short-term obligations.

PORTFOLIO OF INVESTMENTS
October 31, 1998 (unaudited)                      Alliance Growth Investors Fund
================================================================================

Company                                    Shares         U.S. $ Value
----------------------------------------------------------------------
COMMON & PREFERRED
    STOCKS-70.1%
UNITED STATES
    INVESTMENTS-54.4%
CONSUMER SERVICES-13.5%
BROADCASTING &
    CABLE-4.7%
Cox Communications, Inc.
    Cl.A (a)........................       25,000         $  1,371,875
Scripps E.W. Co. Cl.A...............       30,000            1,327,500
Tele-Communications, Inc. -
    Liberty Media Group Cl.A (a) ...       70,000            2,664,375
                                                          ------------
                                                             5,363,750
                                                          ------------
ENTERTAINMENT & LEISURE-2.6%
Harley-Davidson, Inc. ..............       75,000            2,906,250
                                                          ------------
RETAIL - GENERAL MERCHANDISE-6.2%
Dayton Hudson Corp. ................       60,000            2,542,500
Home Depot, Inc. ...................       70,000            3,045,000
Wal-Mart Stores, Inc. ..............       20,000            1,380,000
                                                          ------------
                                                             6,967,500
                                                          ------------
                                                            15,237,500
                                                          ------------
FINANCE-10.8%
BANKING - MONEY
    CENTER-4.1%
BankAmerica Corp. ..................       40,000            2,297,500
Chase Manhattan Corp. ..............       40,000            2,272,500
                                                          ------------
                                                             4,570,000
                                                          ------------
BROKERAGE & MONEY
    MANAGEMENT-2.5%
Merrill Lynch & Co., Inc. ..........       15,000              888,750
Morgan Stanley, Dean
    Witter and Co. .................       30,000            1,942,500
                                                          ------------
                                                             2,831,250
                                                          ------------
INSURANCE-1.9%
American International
    Group, Inc. ....................       25,000            2,131,250
                                                          ------------
MISCELLANEOUS-2.3%
Associates First Capital
    Corp. Cl.A .....................       12,000              846,000
MBNA Corp. .........................       60,000            1,368,750
Newcourt Credit Group, Inc. ........       12,000              394,500
                                                          ------------
                                                             2,609,250
                                                          ------------
                                                            12,141,750
                                                          ------------
TECHNOLOGY-8.6%
COMPUTER
    HARDWARE-2.3%
Compaq Computer Corp. ..............       40,000            1,265,000
Dell Computer Corp. (a).............       20,000            1,310,000
                                                          ------------
                                                             2,575,000
                                                          ------------
COMPUTER
    SERVICES-0.9%
Computer Sciences Corp. (a).........       20,000            1,055,000
                                                          ------------
COMPUTER
    SOFTWARE-2.3%
Microsoft Corp. (a).................       25,000            2,646,875
                                                          ------------
NETWORKING
    SOFTWARE-1.7%
Cisco Systems, Inc. (a).............       30,000            1,890,000
                                                          ------------
SEMI-CONDUCTOR
    COMPONENTS-0.7%
Altera Corp. (a)....................       18,000              749,250
                                                          ------------
MISCELLANEOUS-0.7%
Sanmina Corp. (a)...................       20,000              820,000
                                                          ------------
                                                             9,736,125
                                                          ------------

PORTFOLIO OF INVESTMENTS (continued)              Alliance Growth Investors Fund
================================================================================

Company                                    Shares         U.S. $ Value
----------------------------------------------------------------------
HEALTH CARE-7.8%
BIOTECHNOLOGY-0.5%
Centocor, Inc. (a)..................       12,000         $    534,000
                                                          ------------
DRUGS-6.2%
Algos Pharmaceutical
    Corp. (a).......................       12,000              307,500
Bristol-Myers Squibb Co. ...........       30,000            3,316,875
Pfizer, Inc. .......................       12,000            1,287,750
Schering-Plough Corp. ..............       20,000            2,057,500
                                                          ------------
                                                             6,969,625
                                                          ------------
MEDICAL PRODUCTS-1.1%
Medtronic, Inc. ....................       20,000            1,300,000
                                                          ------------
                                                             8,803,625
                                                          ------------
CONSUMER STAPLES-6.6%
COSMETICS-2.3%
Gillette Co. .......................       30,000            1,348,125
The Estee Lauder Co., Inc. Cl.A.....       20,000            1,311,250
                                                          ------------
                                                             2,659,375
                                                          ------------
RETAIL - FOOD &
    DRUG-2.0%
Kroger Co. (a)......................       40,000            2,220,000
                                                          ------------
TOBACCO-2.3%
Philip Morris Cos., Inc. ...........       50,000            2,556,250
                                                          ------------
                                                             7,435,625
                                                          ------------
ENERGY-2.6%
OIL SERVICE-2.6%
Halliburton Co. ....................       40,000            1,437,500
Noble Drilling Corp. (a)............       90,000            1,546,875
                                                          ------------
                                                             2,984,375
                                                          ------------
MULTI INDUSTRY
    COMPANIES-2.5%
Tyco International, Ltd. ...........       40,000            2,477,500
U.S. Industries, Inc. ..............       25,000              407,813
                                                          ------------
                                                             2,885,313
                                                          ------------
UTILITIES-2.0%
TELEPHONE UTILITY-2.0%
MCI WorldCom, Inc. (a)..............       40,000            2,210,000
                                                          ------------
Total United States
    Investments
    (cost $51,035,032)..............                        61,434,313
                                                          ------------
FOREIGN
    INVESTMENTS-15.7%
BRAZIL-0.4%
Telecomunicacoes
    Brasileiras, SA
    (ADR) (a).......................        6,000              455,625
                                                          ------------
CANADA-0.2%
Newcourt Credit Group, Inc. ........        8,000              263,124
                                                          ------------
FINLAND-3.2%
Nokia AB OY Corp.
    Series A .......................       36,000            3,276,300
Orion-Yhtymae OY Cl.B...............       15,000              360,262
                                                          ------------
                                                             3,636,562
                                                          ------------
FRANCE-3.1%
Carrefour, SA ......................        1,500              995,698
Sanofi, SA .........................        6,000              939,542
SEITA  .............................       12,000              712,756
Total, SA Cl.B......................        7,000              807,610
                                                          ------------
                                                             3,455,606
                                                          ------------
GERMANY-0.6%
ProSieben Media AG pfd. ............       12,000              615,756
                                                          ------------

                                                  Alliance Growth Investors Fund
================================================================================

Company                                    Shares         U.S. $ Value
----------------------------------------------------------------------
JAPAN-0.8%
Canon, Inc. ........................       16,000         $    302,625
Honda Motor Co. ....................       12,000              360,268
NTT Mobile Communications ..........            8              288,900
                                                          ------------
                                                               951,793
                                                          ------------
NETHERLANDS-0.9%
Akzo Nobel NV ......................       25,000              971,393
                                                          ------------
SPAIN-1.6%
Banco Bilbao Vizcaya, SA ...........       30,000              404,657
Tabacalera, SA Series A.............       30,000              724,124
Telefonica de Espana ...............       15,000              677,268
                                                          ------------
                                                             1,806,049
                                                          ------------
SWEDEN-0.7%
Astra AB Series A...................       50,000              810,274
                                                          ------------
SWITZERLAND-2.9%
Nestle, SA .........................          600            1,274,994
Novartis AG ........................          400              720,136
Zurich Allied AG ...................        2,000            1,214,491
                                                          ------------
                                                             3,209,621
                                                          ------------
UNITED KINGDOM-1.3%
Royal Bank of Scotland
    Group ..........................       30,000              397,671
Tomkins Plc ........................       50,000              231,389
United News Media Plc ..............       30,000              331,894
Vodafone Group Plc .................       40,000              535,584
                                                          ------------
                                                             1,496,538
                                                          ------------
Total Foreign Investments
    (cost $15,314,396)..............                        17,672,341
                                                          ------------
Total Common &
    Preferred Stocks
    (cost $66,349,428)..............                        79,106,654
                                                          ------------

                                          Principal
                                           Amount
Company                                     (000)         U.S. $ Value
----------------------------------------------------------------------
DEBT OBLIGATIONS-18.9%
U.S. GOVERNMENT &
    AGENCY OBLIGATIONS-17.0%
Federal Home Loan Bank
    7.00%, 9/01/11 .................       $  746         $    761,958
Federal National Mortgage
    Association
    6.50%, 1/01/11 .................           76               77,595
    6.50%, 5/01/11 .................        1,496            1,517,570
    6.50%, 10/01/28 ................          472              476,039
    7.00%, 5/01/26 .................          214              219,020
    7.00%, 12/01/27 ................          241              246,682
Government National
    Mortgage Association
    6.50%, 3/15/28 .................          370              373,976
    6.50%, 7/15/28 .................          328              331,359
    7.00%, 2/15/28 .................        1,068            1,093,057
U.S. Treasury Bonds
    5.25%, 11/15/28 ................          650              644,111
    6.125%, 11/15/27 ...............        1,765            1,986,172
U.S. Treasury Notes
    4.25%, 11/15/03 ................          485              483,558
    5.625%, 5/15/08 ................          635              684,511
    5.75%, 8/15/03 .................          450              476,928
    6.00%, 8/15/00 .................        2,990            3,075,484
    6.50%, 8/31/01 .................        2,175            2,296,321
    6.50%, 5/31/02 .................        3,080            3,292,243
    6.875%, 5/15/06 ................        1,000            1,144,840
                                                          ------------
                                                            19,181,424
                                                          ------------
CORPORATE DEBT
    OBLIGATIONS-1.4%
INDUSTRIAL-1.4%
Beckman Coulter
    7.45%, 3/04/08 .................          385              377,837
Coltec Industries, Inc.
    7.50%, 4/15/08 (b)..............          420              392,175
Time Warner, Inc.
    9.125%, 1/15/13 ................          625              754,544
                                                          ------------
                                                             1,524,556
                                                          ------------

PORTFOLIO OF INVESTMENTS (continued)              Alliance Growth Investors Fund
================================================================================

                                          Principal
                                           Amount
Company                                     (000)         U.S. $ Value
----------------------------------------------------------------------
YANKEE BOND-0.5%
Fuji LLC pfd.
    9.87%, 12/31/49 (b).............       $  400         $    234,345
Iridium Operating LLC
    Series D
    10.875%, 7/15/05 ...............          400              304,000
                                                          ------------
                                                               538,345
                                                          ------------
Total Debt Obligations
    (cost $21,078,144)..............                        21,244,325
                                                          ------------
SHORT-TERM
    INVESTMENTS-11.2%
Federal Home Loan
    Mortgage Corp.
    4.79%, 11/10/98 ................        3,000            2,996,408
    4.79%, 12/21/98 ................        4,700            4,668,732
    4.80%, 11/16/98 ................        3,600            3,592,800

Student Loan Marketing
    Association
    5.42%, 11/02/98 ................        1,400            1,399,789
                                                          ------------
Total Short-Term
    Investments
    (amortized cost
    $12,657,729)....................                        12,657,729
                                                          ------------
TOTAL INVESTMENTS-100.2%
    (cost $100,085,301).............                       113,008,708
Other assets less
    liabilities-(0.2%)..............                          (176,506)
                                                          ------------
NET ASSETS-100%.....................                      $112,832,202
                                                          ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $626,520 or 0.6% of net assets.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.

PORTFOLIO OF INVESTMENTS
October 31, 1998 (unaudited)                Alliance Conservative Investors Fund
================================================================================

Company                                    Shares         U.S. $ Value
----------------------------------------------------------------------
COMMON & PREFERRED
    STOCKS-29.4%
UNITED STATES
    INVESTMENTS-22.0%
CONSUMER SERVICES-5.2%
BROADCASTING &
    CABLE-1.9%
Cox Communications, Inc. Cl.A (a)...        5,000          $   274,375
Scripps E.W. Co. Cl.A ..............        6,000              265,500
Tele-Communications, Inc. -
    Liberty Media Group
    Cl.A (a) .......................        9,000              342,562
                                                          ------------
                                                               882,437
                                                          ------------
ENTERTAINMENT &
    LEISURE-1.0%
Harley-Davidson, Inc. ..............       12,000              465,000
                                                          ------------
RETAIL - GENERAL
    MERCHANDISE-2.3%
Dayton Hudson Corp. ................        9,000              381,375
Home Depot, Inc. ...................        9,000              391,500
Wal-Mart Stores, Inc. ..............        4,000              276,000
                                                          ------------
                                                             1,048,875
                                                          ------------
                                                             2,396,312
                                                          ------------
FINANCE-4.4%
BANKING - MONEY
    CENTER-1.7%
BankAmerica Corp. ..................        9,000              516,937
Chase Manhattan Corp. ..............        5,000              284,063
                                                          ------------
                                                               801,000
                                                          ------------
BROKERAGE & MONEY
    MANAGEMENT-0.8%
Merrill Lynch & Co., Inc. ..........        1,500               88,875
Morgan Stanley, Dean
    Witter and Co. .................        4,000              259,000
                                                          ------------
                                                               347,875
                                                          ------------
INSURANCE-0.7%
American International
    Group, Inc. ....................        3,750              319,688
                                                          ------------
MISCELLANEOUS-1.2%
Associates First Capital
    Corp. Cl.A .....................        3,000              211,500
MBNA Corp. .........................       11,999              273,727
Newcourt Credit Group, Inc. ........        2,000               65,750
                                                          ------------
                                                               550,977
                                                          ------------
                                                             2,019,540
                                                          ------------
HEALTH CARE-3.7%
BIOTECHNOLOGY-0.2%
Centocor, Inc. (a)..................        2,000               89,000
                                                          ------------
DRUGS-2.9%
Algos Pharmaceutical
    Corp. (a).......................        2,000               51,250
Bristol-Myers Squibb Co. ...........        6,000              663,375
Pfizer, Inc. .......................        3,000              321,937
Schering-Plough Corp. ..............        3,000              308,625
                                                          ------------
                                                             1,345,187
                                                          ------------
MEDICAL PRODUCTS-0.6%
Medtronic, Inc. ....................        4,000              260,000
                                                          ------------
                                                             1,694,187
                                                          ------------
TECHNOLOGY-3.5%
COMPUTER
    HARDWARE-1.0%
Compaq Computer Corp. ..............        8,000              253,000
Dell Computer Corp. (a).............        3,000              196,500
                                                          ------------
                                                               449,500
                                                          ------------
COMPUTER
    SERVICES-0.5%
Computer Sciences
    Corp. (a).......................        4,000              211,000
                                                          ------------
COMPUTER
    SOFTWARE-0.7%
Microsoft Corp. (a).................        3,000              317,625
                                                          ------------
NETWORKING
    SOFTWARE-0.6%
Cisco Systems, Inc. (a).............        4,500              283,500
                                                          ------------

PORTFOLIO OF INVESTMENTS (continued)        Alliance Conservative Investors Fund
================================================================================

Company                                    Shares         U.S. $ Value
----------------------------------------------------------------------
SEMI-CONDUCTOR
    COMPONENTS-0.4%
Altera Corp. (a)....................        4,000          $   166,500
                                                          ------------
MISCELLANEOUS-0.3%
Sanmina Corp. (a)...................        4,000              164,000
                                                          ------------
                                                             1,592,125
                                                          ------------
CONSUMER STAPLES-2.5%
COSMETICS-0.9%
Gillette Co. .......................        5,000              224,687
The Estee Lauder Co., Inc.
    Cl.A............................        3,000              196,688
                                                          ------------
                                                               421,375
                                                          ------------
RETAIL - FOOD &
    DRUG-0.8%
Kroger Co. (a)......................        7,000              388,500
                                                          ------------
TOBACCO-0.8%
Philip Morris Cos., Inc. ...........        7,000              357,875
                                                          ------------
                                                             1,167,750
                                                          ------------
MULTI INDUSTRY
    COMPANIES-1.0%
Tyco International, Ltd. ...........        6,000              371,625
U.S. Industries, Inc. ..............        7,000              114,187
                                                          ------------
                                                               485,812
                                                          ------------
ENERGY-1.0%
OIL SERVICE-1.0%
Halliburton Co. ....................        6,000              215,625
Noble Drilling Corp. (a)............       15,000              257,813
                                                          ------------
                                                               473,438
                                                          ------------
UTILITIES-0.7%
TELEPHONE UTILITY-0.7%
MCI WorldCom, Inc. (a)..............        6,000              331,500
                                                          ------------
Total United States
    Investments
    (cost $8,169,990)...............                        10,160,664
                                                          ------------

FOREIGN
    INVESTMENTS-7.4%
BRAZIL-0.2%
Telecomunicacoes
    Brasileiras, SA
    (ADR) (a).......................        1,300               98,719
                                                          ------------
CANADA-0.2%
Newcourt Credit Group, Inc. ........        2,000               65,781
                                                          ------------
FINLAND-1.7% Nokia AB OY Corp.
    Series A .......................        8,000              728,067
Orion-Yhtymae OY Cl.B...............        3,000               72,052
                                                          ------------
                                                               800,119
                                                          ------------
FRANCE-1.3%
Carrefour, SA ......................          300              199,140
Sanofi, SA .........................        1,000              156,590
SEITA  .............................        2,000              118,793
Total, SA Cl.B......................        1,200              138,447
                                                          ------------
                                                               612,970
                                                          ------------
GERMANY-0.2%
ProSieben Media AG pfd. ............        2,000              102,626
                                                          ------------
JAPAN-0.4%
Canon, Inc. ........................        3,000               56,742
Honda Motor Co. ....................        3,000               90,067
NTT Mobile
    Communications .................            1               36,112
                                                          ------------
                                                               182,921
                                                          ------------
NETHERLANDS-0.3%
Akzo Nobel NV ......................        4,000              155,423
                                                          ------------
SPAIN-0.8%
Banco Bilbao Vizcaya, SA ...........        5,000               67,443
Tabacalera, SA Series A.............        5,000              120,687
Telefonica de Espana ...............        4,000              180,605
                                                          ------------
                                                               368,735
                                                          ------------
SWEDEN-0.3%
Astra AB Series A...................        8,000              129,644
                                                          ------------

                                            Alliance Conservative Investors Fund
================================================================================

                                         Shares or
                                         Principal
                                          Amount
Company                                    (000)          U.S. $ Value
----------------------------------------------------------------------
SWITZERLAND-1.3%
Nestle, SA .........................          100          $   212,499
Novartis AG ........................           70              126,024
Zurich Allied AG (a)................          400              242,898
                                                          ------------
                                                               581,421
                                                          ------------
UNITED KINGDOM-0.7%
Royal Bank of Scotland
    Group ..........................        5,000               66,278
Tomkins Plc ........................       15,000               69,417
United News Media Plc ..............        5,000               55,316
Vodafone Group Plc .................        8,000              107,117
                                                          ------------
                                                               298,128
                                                          ------------
Total Foreign Investments
    (cost $2,848,912)...............                         3,396,487
                                                          ------------
Total Common &
    Preferred Stocks
    (cost $11,018,902)..............                        13,557,151
                                                          ------------
DEBT OBLIGATIONS-59.0%
U.S. GOVERNMENT &
    AGENCY OBLIGATIONS-48.4%
Federal National Mortgage
    Association
    6.50%, 6/01/11 .................       $3,061            3,106,426
    6.50%, 10/01/28 ................          663              668,480
    7.00%, 5/01/26 .................          322              328,531
    7.00%, 12/01/27 ................          331              337,663
Government National
    Mortgage Association
    6.50%, 3/15/28 .................          350              354,031
    6.50%, 7/15/28 .................          298              301,236
    7.00%, 7/15/27 .................          369              377,420
    7.00%, 2/15/28 .................          965              987,916
U.S. Treasury Bonds
    5.25%, 11/15/28 ................          640              634,201
    6.125%, 11/15/27 ...............        1,745            1,963,666

                                         Principal
                                          Amount
Company                                    (000)          U.S. $ Value
----------------------------------------------------------------------
U.S. Treasury Notes
    4.125%, 11/15/03 ...............       $  550          $   548,365
    5.625%, 5/15/08 ................        1,915            2,064,313
    5.75%, 8/15/03 .................          550              582,912
    6.00%, 8/15/00 .................          350              360,006
    6.25%, 4/30/01 .................          925              966,190
    6.375%, 5/15/99 ................        2,700            2,726,163
    6.50%, 8/31/01 .................        1,725            1,821,220
    6.50%, 5/31/02 .................          790              844,439
    6.875%, 5/15/06 ................        2,925            3,348,657
                                                          ------------
                                                            22,321,835
                                                          ------------
CORPORATE DEBT
    OBLIGATIONS-6.3%
BANKING-2.2%
Long Island Savings Bank
    7.00%, 6/13/02 .................        1,000            1,011,500
                                                          ------------
INDUSTRIAL-1.9%
Time Warner, Inc.
    9.125%, 1/15/13 ................          700              845,089
                                                          ------------
TRANSPORTATION-2.2%
Enterprise Rent A Car USA
    Finance Co.
    6.95%, 3/01/04 (b)..............        1,000            1,024,814
                                                          ------------
                                                             2,881,403
                                                          ------------
YANKEE BONDS-4.3%
Royal Caribbean
    Cruises, Ltd.
    7.50%, 10/15/27 ................        1,050              945,851
St. George Bank, Ltd.
    7.15%, 10/15/05 (b).............        1,000            1,021,550
                                                          ------------
                                                             1,967,401
                                                          ------------
Total Debt Obligations
    (cost $26,587,856)..............                        27,170,639
                                                          ------------

PORTFOLIO OF INVESTMENTS (continued)        Alliance Conservative Investors Fund
================================================================================

                                         Principal
                                          Amount
Company                                    (000)          U.S. $ Value
----------------------------------------------------------------------
SHORT-TERM
    INVESTMENTS-13.0%
Student Loan Marketing
    Association
    5.42%, 11/02/98
    (amortized cost
    $5,999,097).....................       $6,000          $ 5,999,097
                                                          ------------
TOTAL INVESTMENTS -101.4%
    (cost $43,605,855)..............                       $46,726,887
Other assets less
    liabilities-(1.4%)..............                          (636,122)
                                                          ------------
NET ASSETS-100%.....................                       $46,090,765
                                                          ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $2,046,364 or 4.4% of net assets.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES               Alliance Growth Investors and
October 31, 1998 (unaudited)                        Conservative Investors Funds
================================================================================

                                                                                          Growth        Conservative
                                                                                      Investors Fund   Investors Fund
                                                                                      --------------   --------------
ASSETS
   Investments in securities, at value (cost $100,085,301 and $43,605,855,
     respectively) .................................................................   $113,008,708     $ 46,726,887
   Cash ............................................................................        168,693           38,447
   Receivable for investment securities and foreign currency sold ..................      1,791,987          289,335
   Interest and dividends receivable ...............................................        382,575          444,419
   Foreign taxes receivable ........................................................         34,217            5,664
   Receivable for shares of beneficial interest sold ...............................         18,484          196,968
                                                                                       ------------     ------------
   Total assets ....................................................................    115,404,664       47,701,720
                                                                                       ------------     ------------
LIABILITIES
   Payable for investment securities and foreign currency purchased ................      2,269,429        1,313,180
   Distribution fee payable ........................................................         69,992           30,244
   Advisory fee payable ............................................................         67,438           15,931
   Payable for shares of beneficial interest redeemed ..............................          3,263          110,327
   Accrued expenses ................................................................        162,340          141,273
                                                                                       ------------     ------------
   Total liabilities ...............................................................      2,572,462        1,610,955
                                                                                       ------------     ------------
NET ASSETS .........................................................................   $112,832,202     $ 46,090,765
                                                                                       ============     ============
COMPOSITION OF NET ASSETS
   Shares of beneficial interest, at par ...........................................   $         74     $         37
   Additional paid-in capital ......................................................     88,218,979       40,028,946
   Undistributed net investment income .............................................        573,357          378,109
   Accumulated net realized gain on investments and foreign currency transactions ..     11,137,127        2,565,185
   Net unrealized appreciation of investments and foreign currency denominated
     assets and liabilities ........................................................     12,902,665        3,118,488
                                                                                       ------------     ------------
                                                                                       $112,832,202     $ 46,090,765
                                                                                       ============     ============
CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share ($35,695,634 /2,352,706 and
     $13,761,451 / 1,132,521 shares of beneficial interest issued and
     outstanding, respectively) ....................................................         $15.17           $12.15
   Sales charge--4.25% of public offering price ....................................            .67              .54
                                                                                             ------           ------
   Maximum offering price ..........................................................         $15.84           $12.69
                                                                                             ======           ======
   Class B Shares
   Net asset value and offering price per share ($68,849,736 /4,545,974 and
     $27,477,630 / 2,220,438 shares of beneficial interest issued and
     outstanding, respectively) ....................................................         $15.15           $12.37
                                                                                             ======           ======
   Class C Shares
   Net asset value and offering price per share ($8,286,832 / 546,964 and
     $4,851,684 / 392,054 shares of beneficial interest issued and
     outstanding, respectively) ....................................................         $15.15           $12.38
                                                                                             ======           ======

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENTS OF OPERATIONS                           Alliance Growth Investors and
Six Months Ended October 31, 1998 (unaudited)       Conservative Investors Funds
================================================================================

                                                                                 Growth          Conservative
                                                                             Investors Fund     Investors Fund
                                                                            ----------------   ----------------
INVESTMENT INCOME
   Interest.............................................................     $    1,164,221     $      994,048
   Dividends (net of foreign tax withheld of $22,354 and $4,152,
     respectively)......................................................            414,707             74,994
                                                                             --------------     --------------
   Total income.........................................................          1,578,928          1,069,042
                                                                             --------------     --------------
EXPENSES
   Advisory fee.........................................................            423,895            168,514
   Distribution fee - Class A...........................................             51,988             19,282
   Distribution fee - Class B...........................................            349,890            138,265
   Distribution fee - Class C...........................................             42,008             22,148
   Transfer agency......................................................            119,848             48,042
   Custodian............................................................             70,745             74,862
   Printing.............................................................             27,100             11,592
   Audit and legal......................................................             22,768             21,248
   Registration.........................................................             15,701             14,554
   Trustees' fees.......................................................             12,900             12,900
   Miscellaneous........................................................             22,219              5,991
                                                                             --------------     --------------
   Total expenses.......................................................          1,159,062            537,398
   Less: expenses waived and assumed by adviser (See Note B)............                 -0-          (105,608)
   Less: expense offset arrangement (See Note B)........................             (8,119)            (2,950)
                                                                             --------------     --------------
   Net expenses.........................................................          1,150,943            428,840
                                                                             --------------     --------------
   Net investment income................................................            427,985            640,202
                                                                             --------------     --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions.........................          6,250,348          1,557,591
   Net realized loss on foreign currency transactions...................            (41,251)           (11,700)
   Net change in unrealized appreciation (depreciation) of:
     Investments........................................................         (6,459,653)        (1,090,708)
     Foreign currency denominated assets and liabilities................              3,089                336
                                                                             --------------     --------------
   Net gain (loss) on investments and foreign currency transactions.....           (247,467)           455,519
                                                                             --------------     --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................     $      180,518     $    1,095,721
                                                                             ==============     ==============

--------------------------------------------------------------------------------
See notes to financial statements.

                                                   Alliance Growth Investors and
STATEMENT OF CHANGES IN NET ASSETS                  Conservative Investors Funds
================================================================================

                                             Growth Investors Fund              Conservative Investors Fund
                                      -----------------------------------   -----------------------------------
                                      Six Months Ended                      Six Months Ended
                                      October 31, 1998      Year Ended      October 31, 1998      Year Ended
                                         (unaudited)      April 30, 1998       (unaudited)      April 30, 1998
                                      ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
   Net investment income..........     $      427,985     $      316,926     $      640,202     $    1,246,838
   Net realized gain on investments,
     futures contracts and foreign
     currency transactions........          6,209,097         14,237,544          1,545,891          3,344,528
   Net change in unrealized
     appreciation (depreciation) of
     investments and foreign
     currency denominated assets
     and liabilities..............         (6,456,564)        10,644,067         (1,090,372)         2,461,319
                                       --------------     --------------     --------------     --------------
   Net increase in net assets from
     operations...................            180,518         25,198,537          1,095,721          7,052,685
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income
     Class A......................                 -0-          (316,225)          (149,638)          (410,778)
     Class B......................                 -0-           (90,880)          (228,161)          (759,381)
     Class C......................                 -0-            (9,212)           (36,374)          (109,342)
   Net realized gain on investments
     Class A......................                 -0-        (2,631,810)                -0-          (787,612)
     Class B......................                 -0-        (6,052,618)                -0-        (1,864,487)
     Class C......................                 -0-          (613,482)                -0-          (269,390)
TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
   Net increase (decrease)........         (1,524,104)         3,496,273          1,101,214         (2,590,456)
                                       --------------     --------------     --------------     --------------
   Total increase (decrease)......         (1,343,586)        18,980,583          1,782,762            261,239
NET ASSETS
   Beginning of year..............        114,175,788         95,195,205         44,308,003         44,046,764
                                       --------------     --------------     --------------     --------------
   End of period (including
     undistributed net investment
     income of $573,357, $145,372,
     $378,109 and $152,080,
     respectively)................     $  112,832,202     $  114,175,788     $   46,090,765     $   44,308,003
                                       ==============     ==============     ==============     ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                      Alliance Growth Investors and
October 31, 1998 (unaudited)                        Conservative Investors Funds
================================================================================

NOTE A: Significant Accounting Policies

Alliance Growth Investors Fund and Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment

                                                   Alliance Growth Investors and
                                                    Conservative Investors Funds
================================================================================

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and in the case of Class B higher transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares of the Conservative Investors Fund. For the six months ended October 31, 1998, such reimbursement amounted to $105,608 for the Conservative Investors Fund.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $86,138 and $33,444 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the six months ended October 31, 1998.

In addition, for the six months ended October 31, 1998, the Funds' expenses were reduced by $8,119 and $2,950 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under expense offset arrangements with Alliance Fund Services. Transfer Agency fees reported in the Statements of Operations exclude these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of each Fund's shares. The Distributor received front-end sales charges of $4,499 from the sales of Class A shares and $28,336 and $1,247 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended October 31, 1998 for the Growth Investors Fund. The Distributor also received front-end sales charges of $2,559 from the sales of Class A shares and $16,964 and $1,837 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended October 31, 1998 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the six months ended October 31, 1998 amounted to $96,745 and $18,982 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

Accrued expenses includes amounts owed to two of the Trustees under a deferred compensation plan of $47,559 and $16,590 for the Growth Investors and Conservative Investors Funds, respectively.

                                                   Alliance Growth Investors and
NOTES TO FINANCIAL STATEMENTS (continued)           Conservative Investors Funds
================================================================================

NOTE C: Distribution Plans

The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay a distribution fee to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to
 .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

In addition for the year ended April 30, 1998, the Funds' expenses were reduced by $8,119 and $2,950 for the Growth Investors and the Conservative Investors Fund, respectively, under expense offset arrangements with Alliance Fund Services. Transfer Agency fees reported in the Statement of Operations exclude these credits.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $30,598,434 and $38,043,177, respectively, for the six months ended October 31, 1998. There were purchases of $13,163,967 and sales of $9,977,097 of U.S. government and government agency securities for the six months ended October 31, 1998. At October 31, 1998, the cost of investments for federal income tax purposes for the Growth Investors Fund was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $15,195,915 and gross unrealized depreciation of investments was $2,272,508 resulting in net unrealized appreciation of $12,923,407 excluding foreign currency transactions.

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $5,165,914 and $8,683,177, respectively, for the six months ended October 31, 1998. There were purchases of $14,673,070 and sales of $12,525,866, of U.S. government and government agency obligations for the six months ended October 31, 1998. At October 31, 1998, the cost of investments for federal income tax purposes for the Conservative Investors Fund was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $3,442,497 and gross unrealized depreciation of investments was $321,465 resulting in net unrealized appreciation of $3,121,032 excluding foreign currency transactions.

The Alliance Growth Investors and Conservative Investors Funds incurred and elected to defer post October currency losses of $116,818 and $26,532, respectively, for the year ended April 30, 1998. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

1. Forward Exchange Currency Contracts

The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase

                                                   Alliance Growth Investors and
                                                    Conservative Investors Funds
================================================================================

or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.

At October 31, 1998, there were no outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund.

2. Financial Futures Contracts

The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse affects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At October 31, 1998, the Funds had no outstanding futures contracts.

--------------------------------------------------------------------------------

NOTE E: Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                                            Alliance Growth Investors Fund
                                      -----------------------------------   -----------------------------------
                                                    SHARES                                AMOUNT
                                      -----------------------------------   -----------------------------------
                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                      October 31, 1998       April 30,      October 31, 1998       April 30,
                                         (unaudited)           1998            (unaudited)           1998
                                      ----------------   ----------------   ----------------   ----------------
Class A
Shares sold.......................            197,772            224,299     $    2,962,220     $    3,232,642
Shares issued in reinvestment of
   dividends and distributions....                  7            216,972                100          2,877,051
Shares converted from Class B.....            157,629            117,685          2,353,767          1,696,586
Shares redeemed...................           (204,566)          (449,023)        (3,009,411)        (6,467,086)
                                       --------------     --------------     --------------     --------------
Net increase .....................            150,842            109,933     $    2,306,676     $    1,339,193
                                       ==============     ==============     ==============     ==============

                                                   Alliance Growth Investors and
NOTES TO FINANCIAL STATEMENTS (continued)           Conservative Investors Funds
================================================================================

                                                            Alliance Growth Investors Fund
                                      -----------------------------------   -----------------------------------
                                                    SHARES                                AMOUNT
                                      -----------------------------------   -----------------------------------
                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                      October 31, 1998       April 30,      October 31, 1998       April 30,
                                         (unaudited)           1998            (unaudited)           1998
                                      ----------------   ----------------   ----------------   ----------------
Class B
Shares sold.......................            323,902            658,517     $    4,833,608     $    9,583,213
Shares issued in reinvestment of
   dividends and distributions....                 10            453,712                155          6,043,860
Shares converted to Class A.......           (157,635)          (117,679)        (2,353,767)        (1,696,586)
Shares redeemed...................           (423,888)          (897,932)        (6,294,205)       (12,997,170)
                                       --------------     --------------     --------------     --------------
Net increase (decrease)...........           (257,611)            96,618     $   (3,814,209)    $      933,317
                                       ==============     ==============     ==============     ==============
Class C
Shares sold.......................             95,818            192,391     $    1,436,800     $    2,775,334
Shares issued in reinvestment of
   dividends and distributions....                 22             46,021                299            613,462
Shares redeemed...................            (99,975)          (147,143)        (1,453,670)        (2,165,033)
                                       --------------     --------------     --------------     --------------
Net increase (decrease)...........             (4,135)            91,269     $      (16,571)    $    1,223,763
                                       ==============     ==============     ==============     ==============

                                                         Alliance Conservative Investors Fund
                                      -----------------------------------   -----------------------------------
                                                    SHARES                                AMOUNT
                                      -----------------------------------   -----------------------------------
                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                      October 31, 1998       April 30,      October 31, 1998       April 30,
                                         (unaudited)           1998            (unaudited)           1998
                                      ----------------   ----------------   ----------------   ----------------
Class A
Shares sold.......................            120,536             89,645     $    1,437,057     $    1,062,839
Shares issued in reinvestment of
   dividends and distributions....             12,245             99,918            144,943          1,132,237
Shares converted from Class B.....            179,664             63,018          2,166,437            754,998
Shares redeemed...................           (158,906)          (322,476)        (1,893,473)        (3,841,307)
                                       --------------     --------------     --------------     --------------
Net increase (decrease)...........            153,539            (69,895)    $    1,854,964     $     (891,233)
                                       ==============     ==============     ==============     ==============
Class B
Shares sold.......................            336,981            460,037     $    4,112,935     $    5,586,632
Shares issued in reinvestment of
   dividends and distributions....             17,306            214,784            209,244          2,476,221
Shares converted to Class A.......           (182,060)           (62,011)        (2,166,437)          (754,998)
Shares redeemed...................           (284,037)          (721,523)        (3,528,009)        (8,753,508)
                                       --------------     --------------     --------------     --------------
Net decrease......................           (111,810)          (108,713)    $   (1,372,267)    $   (1,445,653)
                                       ==============     ==============     ==============     ==============
Class C
Shares sold.......................            101,723             82,073     $    1,243,126     $      988,763
Shares issued in reinvestment of
   dividends and distributions....              2,877             31,107             34,764            358,640
Shares redeemed...................            (53,924)          (132,931)          (659,373)        (1,600,973)
                                       --------------     --------------     --------------     --------------
Net increase (decrease)...........             50,676            (19,751)    $      618,517     $     (253,570)
                                       ==============     ==============     ==============     ==============

FINANCIAL HIGHLIGHTS                              Alliance Growth Investors Fund
================================================================================

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                             ------------------------------------------------------------------------------
                                                                                 CLASS A
                                             ------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               October 31,                         Year Ended April 30,
                                                  1998       --------------------------------------------------------------
                                               (unaudited)      1998          1997          1996        1995        1994
                                             --------------  -----------  -------------  ----------  ----------  ----------
Net asset value, beginning of year.........   $15.09          $13.12       $14.08         $12.08      $11.61      $11.35
                                              ------          ------       ------         ------      ------      ------
Income From Investment Operations
Net investment income......................      .10(a)          .12(a)       .16(a)(b)      .10(b)      .25(b)      .12(b)
Net realized and unrealized gain (loss)
   on investment transactions..............     (.02)           3.34          .76           2.75         .38         .39
                                              ------          ------       ------         ------       -----      ------
Net increase in net asset
   value from operations...................      .08            3.46          .92           2.85         .63         .51
                                              ------          ------       ------         ------       -----      ------
Less: Dividends and Distributions
Dividends from net investment income ......       -0-           (.16)        (.19)          (.26)       (.15)       (.11)
Distributions from net realized gains .....       -0-           (1.33)      (1.69)          (.59)       (.01)       (.14)
                                              ------          ------       ------         ------       -----      ------
Total dividends and distributions..........       -0-          (1.49)       (1.88)          (.85)       (.16)       (.25)
                                              ------          ------       ------         ------       -----      ------
Net asset value, end of period.............   $15.17          $15.09       $13.12         $14.08      $12.08      $11.61
                                              ======          ======       ======         ======      ======      ======
Total Return
Total investment return based on net
   asset value (c).........................      .53%          27.96%        6.69%         23.87%       5.57%       4.46%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)..  $35,696         $33,222      $27,453        $30,608     $22,189     $16,759
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements........................     1.54%(d)(e)     1.60%(d)     1.56%(d)       1.40%       1.40%       1.40%
   Expenses, before waivers/
     reimbursements........................     1.54%(e)        1.60%        1.73%          1.65%       1.97%       2.33%
   Net investment income...................     1.26%(e)         .81%        1.14%          2.02%       2.32%       1.67%
Portfolio turnover rate....................       46%            137%         133%           209%        134%         96%


--------------------------------------------------------------------------------
See footnote summary on page 30.

FINANCIAL HIGHLIGHTS (continued)                  Alliance Growth Investors Fund
================================================================================

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                             ------------------------------------------------------------------------------
                                                                                 CLASS B
                                             ------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               October 31,                         Year Ended April 30,
                                                  1998       --------------------------------------------------------------
                                               (unaudited)      1998          1997          1996        1995        1994
                                             --------------  -----------  -------------  ----------  ----------  ----------
Net asset value, beginning of year ........   $15.12          $13.11       $14.08         $12.09      $11.65      $11.41
                                              ------          ------       ------         ------      ------      ------
Income From Investment Operations
Net investment income......................      .04(a)          .01(a)       .06(a)(b)      .06(b)      .17(b)      .07(b)
Net realized and unrealized gain (loss)
   on investment transactions..............     (.01)           3.35          .77           2.70         .38         .37
                                              ------          ------       ------         ------      ------      ------
Net increase in net asset
   value from operations...................      .03            3.36          .83           2.76         .55         .44
                                              ------          ------       ------         ------      ------      ------
Less: Dividends and Distributions
Dividends from net investment income ......       -0-           (.02)        (.11)          (.18)       (.10)       (.06)
Distributions from net realized gains .....       -0-          (1.33)       (1.69)          (.59)       (.01)       (.14)
                                              ------          ------       ------         ------      ------      ------
Total dividends and distributions..........       -0-          (1.35)       (1.80)          (.77)       (.11)       (.20)
                                              ------          ------       ------         ------      ------      ------
Net asset value, end of period.............   $15.15          $15.12       $13.11         $14.08      $12.09      $11.65
                                              ======          ======       ======         ======      ======      ======
Total Return
Total investment return based on net
   asset value (c).........................     .20%           27.04%        5.98%         23.06%       4.83%       3.84%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)..  $68,850         $72,618      $61,709        $59,978     $43,328     $30,871
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements........................     2.27%(d)(e)     2.31%(d)     2.27%(d)       2.10%       2.10%       2.11%
   Expenses, before waivers/
     reimbursements........................     2.27%(e)        2.31%        2.44%          2.35%       2.67%       3.00%
   Net investment income...................      .53%(e)        .10%          .42%          1.15%       1.62%        .95%
Portfolio turnover rate....................       46%            137%         133%           209%        134%         96%

--------------------------------------------------------------------------------
See footnote summary on page 30.

                                                  Alliance Growth Investors Fund
================================================================================

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                             ------------------------------------------------------------------------------
                                                                                 CLASS C
                                             ------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                                                           August 2,
                                               October 31,                   Year Ended April 30,                (1993)(f)
                                                  1998       -------------------------------------------------- to April 30,
                                               (unaudited)      1998          1997          1996        1995        1994
                                             --------------  -----------  -------------  ----------  ----------  ----------
Net asset value, beginning of period ......   $15.13          $13.12       $14.09         $12.10      $11.65      $11.88
                                              ------          ------       ------         ------      ------      ------
Income From Investment Operations
Net investment income......................      .04(a)          .02(a)       .06(a)(b)      .06(b)      .18(b)      .08(b)
Net realized and unrealized gain (loss)
   on investment transactions..............     (.02)           3.34          .77           2.70         .38        (.11)
                                              ------          ------       ------         ------       -----      ------
Net increase (decrease) in net asset
   value from operations...................      .02            3.36          .83           2.76         .56        (.03)
                                              ------          ------       ------         ------       -----      ------
Less: Dividends and Distributions
Dividends from net investment income ......       -0-           (.02)        (.11)          (.18)       (.10)       (.06)
Distributions from net realized gains .....       -0-          (1.33)       (1.69)          (.59)       (.01)       (.14)
                                              ------          ------       ------         ------       -----      ------
Total dividends and distributions..........       -0-          (1.35)       (1.80)          (.77)       (.11)       (.20)
                                              ------          ------       ------         ------       -----      ------
Net asset value, end of period.............   $15.15          $15.13       $13.12         $14.09      $12.10      $11.65
                                              ======          ======       ======         ======      ======      ======
Total Return
Total investment return based on net
   asset value (c).........................     .13%           27.02%        5.97%         23.04%       4.91%       (.26)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)..   $8,287          $8,336       $6,033         $5,915      $4,247      $3,280
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements........................     2.27%(d)(e)     2.30%(d)     2.28%(d)       2.10%       2.10%       2.10%(e)
   Expenses, before waivers/
     reimbursements........................     2.27%(e)        2.30%        2.43%          2.36%       2.66%       3.02%(e)
   Net investment income...................      .54%(e)         .11%         .42%          1.15%       1.62%       1.04%(e)
Portfolio turnover rate....................       46%            137%         133%           209%        134%         96%

--------------------------------------------------------------------------------
See footnote summary on page 30.

FINANCIAL HIGHLIGHTS (continued)            Alliance Conservative Investors Fund
================================================================================

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                             ------------------------------------------------------------------------------
                                                                                 CLASS A
                                             ------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               October 31,                         Year Ended April 30,
                                                  1998       --------------------------------------------------------------
                                               (unaudited)      1998          1997          1996        1995        1994
                                             --------------  -----------  -------------  ----------  ----------  ----------
Net asset value, beginning of year ........   $11.97          $11.31       $11.14          $10.38     $10.37      $10.79
                                              ------          ------       ------          ------     ------      ------
Income From Investment Operations
Net investment income (b)..................      .20(a)          .39(a)       .41(a)          .51        .48         .31
Net realized and unrealized gain (loss)
   on investment transactions..............      .12            1.54          .46             .80       (.02)       (.26)
                                              ------          ------       ------          ------      -----      ------
Net increase in net asset
   value from operations...................      .32            1.93          .87            1.31        .46         .05
                                              ------          ------       ------          ------      -----      ------
Less: Dividends and Distributions
Dividends from net investment income ......     (.14)           (.43)        (.45)          (.55)       (.45)       (.29)
Distributions from net realized gains .....       -0-           (.84)        (.25)            -0-         -0-       (.18)
                                              ------          ------       ------         ------      ------      ------
Total dividends and distributions..........     (.14)          (1.27)        (.70)          (.55)       (.45)       (.47)
                                              ------          ------       ------         ------      ------      ------
Net asset value, end of period.............   $12.15          $11.97       $11.31         $11.14      $10.38      $10.37
                                              ======          ======       ======         ======      ======      ======
Total Return
Total investment return based on net
   asset value (c).........................     2.71%          17.87%        7.90%         12.69%       4.65%        .35%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)..  $13,761         $11,715      $11,860        $14,161     $16,105     $15,595
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements........................     1.41%(d)(e)     1.41%(d)     1.40%(d)       1.40%       1.40%       1.40%
   Expenses, before waivers/
     reimbursements........................     1.86%(e)        1.91%        1.90%          1.73%       1.83%       2.03%
   Net investment income (b)...............     3.35%(e)        3.33%        3.66%          4.43%       4.66%       3.43%
Portfolio turnover rate....................       50%            138%         174%           267%        248%        133%


--------------------------------------------------------------------------------
See footnote summary on page 30.

                                            Alliance Conservative Investors Fund
================================================================================

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                             ------------------------------------------------------------------------------
                                                                                 CLASS B
                                             ------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               October 31,                         Year Ended April 30,
                                                  1998       --------------------------------------------------------------
                                               (unaudited)      1998          1997          1996        1995        1994
                                             --------------  -----------  -------------  ----------  ----------  ----------
Net asset value, beginning of year ........   $12.19          $11.49       $11.31         $10.51      $10.47      $10.88
                                              ------          ------       ------         ------      ------      ------
Income From Investment Operations
Net investment income (b)..................      .19(a)          .32(a)       .34(a)         .43         .46         .24
Net realized and unrealized gain (loss)
   on investment transactions..............      .09            1.55          .46            .82        (.02)       (.26)
                                              ------          ------       ------         ------       -----      ------
Net increase (decrease) in net asset
   value from operations...................      .28            1.87          .80           1.25         .44        (.02)
                                              ------          ------       ------         ------       -----      ------
Less: Dividends and Distributions
Dividends from net investment income ......     (.10)           (.33)        (.37)          (.45)       (.40)       (.21)
Distributions from net realized gains .....       -0-           (.84)        (.25)            -0-         -0-       (.18)
                                              ------          ------       ------         ------       -----      ------
Total dividends and distributions..........     (.10)          (1.17)        (.62)          (.45)       (.40)       (.39)
                                              ------          ------       ------         ------       -----      ------
Net asset value, end of period.............   $12.37          $12.19       $11.49         $11.31      $10.51      $10.47
                                              ======          ======       ======         ======      ======      ======
Total Return
Total investment return based on net
   asset value (c).........................     2.33%          17.04%        7.10%         11.95%       3.91%       (.31)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)..  $27,478         $28,432      $28,037        $31,979      $30,542    $29,697
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements........................     2.11%(d)(e)     2.11%(d)     2.10%(d)       2.10%       2.10%       2.11%
   Expenses, before waivers/
     reimbursements........................     2.59%(e)        2.61%        2.61%          2.44%       2.52%       2.73%
   Net investment income (b)...............     2.65%(e)        2.63%        2.96%          3.72%       3.96%       2.72%
Portfolio turnover rate....................       50%            138%         174%           267%        248%        133%

--------------------------------------------------------------------------------
See footnote summary on page 30.

FINANCIAL HIGHLIGHTS (continued)            Alliance Conservative Investors Fund
================================================================================

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                             ------------------------------------------------------------------------------
                                                                                 CLASS C
                                             ------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                                                           August 2,
                                               October 31,                   Year Ended April 30,                (1993)(f)
                                                  1998       -------------------------------------------------- to April 30,
                                               (unaudited)      1998          1997          1996        1995        1994
                                             --------------  -----------  -------------  ----------  ----------  ----------
Net asset value, beginning of period ......   $12.19          $11.49       $11.31         $10.52      $10.47      $11.12
                                              ------          ------       ------         ------      ------       ------
Income From Investment Operations
Net investment income (b)..................      .19(a)          .32(a)       .34(a)         .41         .46         .18
Net realized and unrealized gain (loss)
   on investment transactions..............      .10            1.55          .46            .83        (.01)       (.50)
                                              ------          ------       ------         ------      ------      ------
Net increase (decrease) in net asset
   value from operations...................      .29            1.87          .80           1.24         .45        (.32)
                                              ------          ------       ------         ------      ------      ------
Less: Dividends and Distributions
Dividends from net investment income ......     (.10)           (.33)        (.37)          (.45)       (.40)       (.15)
Distributions from net realized gains .....       -0-           (.84)        (.25)            -0-         -0-       (.18)
                                              ------          ------       ------         ------      ------      ------
Total dividends and distributions..........     (.10)          (1.17)        (.62)          (.45)       (.40)       (.33)
                                              ------          ------       ------         ------      ------      ------
Net asset value, end of period.............   $12.38          $12.19       $11.49         $11.31      $10.52      $10.47
                                              ======          ======       ======         ======      ======      ======
Total Return
Total investment return based on net
   asset value (c).........................     2.42%          17.04%        7.10%         11.84%       4.01%      (2.98)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)..   $4,852          $4,162       $4,150         $5,326      $4,419      $4,375
Ratios to average net assets of:
   Expenses, net of waivers/
     reimbursements........................     2.11%(d)(e)     2.11%(d)     2.10%(d)       2.10%       2.10%       2.10%(e)
   Expenses, before waivers/
     reimbursements........................     2.58%(e)        2.61%        2.60%          2.45%       2.52%       2.69%(e)
   Net investment income (b)...............     2.65%(e)        2.63%        2.96%          3.71%       3.97%       2.94%(e)
Portfolio turnover rate....................       50%            138%         174%           267%        248%        133%

--------------------------------------------------------------------------------
(a)   Based on average shares outstanding.

(b)   Net of fees waived and expenses reimbursed by Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent.

                            Alliance Growth Investors          Alliance Conservative Investors
                    -------------------------------------    ------------------------------------
                                      Year Ended April 30,                    Year Ended April 30,
                    Six Months Ended  -------------------   Six Months Ended  -------------------
                    October 31, 1998    1998       1997     October 31, 1998    1998       1997
                    ----------------  --------   --------   ----------------  --------   --------
Class A.............       1.53%        1.59%      1.55%         1.40%          1.40%      1.40%
Class B.............       2.26%        2.29%      2.26%         2.10%          2.10%      2.10%
Class C.............       2.26%        2.29%      2.26%         2.10%          2.10%      2.10%

(e)   Annualized.

(f)   Commencement of distribution.

                                                   Alliance Growth Investors and
                                                    Conservative Investors Funds
================================================================================

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block (1)
Richard W. Couper (1)
William H. Foulk, Jr. (1)
Brenton W. Harries (1)
Donald J. Robinson (1)

OFFICERS

Bruce Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Nicholas D. P. Carn, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110-02624

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036-2798

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.

      The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.

ALLIANCE GROWTH INVESTORS FUND
ALLIANCE CONSERVATIVE INVESTORS FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GICISR